SUBSEQUENT EVENTS	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 7 — Subsequent Events

The Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Other than the Company’s initial public offering and related transactions, as described in Notes 1,3,4,5 and 6, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9.   SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed consolidated financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.